UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	12/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--138.8%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--1.8%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000 a	550,050
Lamar Media,
Gtd. Notes	6.63	8/15/15	4,580,000 a	4,465,500
				5,015,550
Auto Parts & Equipment--2.0%
American Axle & Manufacturing
Holdings, Sr. Scd. Notes	9.25	1/15/17	480,000 b	489,600
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	1,285,000 a	1,426,350
TRW Automotive,
Gtd. Notes	7.25	3/15/17	1,925,000 a,b	1,876,875
United Components,
Gtd. Notes	9.38	6/15/13	1,925,000 a	1,867,250
				5,660,075
Automobile Manufacturers--1.6%
Ford Motor,
Sr. Unscd. Debs.	6.50	8/1/18	340,000 a	288,575
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	2,330,000 a	2,070,788
Navistar International,
Gtd. Notes	8.25	11/1/21	2,080,000 a	2,142,400
				4,501,763
Chemicals--.3%
Huntsman International,
Gtd. Notes	7.88	11/15/14	795,000 a	781,087
Commercial & Professional Services--6.8%
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	11,895,000 a,c	11,404,331
Ceridian,

Gtd. Notes	12.25	11/15/15	2,034,150 a	1,932,442
Education Management,
Gtd. Notes	8.75	6/1/14	1,642,000 a	1,703,575
Education Management,
Gtd. Notes	10.25	6/1/16	605,000 a	650,375
iPayment,
Gtd. Notes	9.75	5/15/14	2,715,000 a	2,270,419
Valassis Communication,
Gtd. Notes	8.25	3/1/15	1,535,000 a	1,538,837
				19,499,979
Diversified Financial Services--8.2%
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,275,000	1,278,371
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	3,835,000 a	4,013,331
GMAC,
Gtd. Notes	8.00	11/1/31	6,135,000 b	5,582,850
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,365,000 a,b	3,112,625
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	2,915,000 a,b	2,434,025
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	1,380,000 a	1,311,000
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,700,000 a	1,642,625
Wind Acquisition Holding,
Sr. Notes	12.25	7/15/17	4,000,000 b	3,960,000
				23,334,827
Electric Utilities--13.2%
AES,
Sr. Unscd. Notes	7.75	10/15/15	4,075,000 a	4,156,500
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000 a	438,281
AES,
Sr. Unscd. Notes	9.75	4/15/16	1,280,000 b	1,408,000
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	855,000 a	679,725

Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	2,564,000 a	2,422,980
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	14,450,000 a,c	11,885,125
General Cable,
Gtd. Notes	7.13	4/1/17	1,990,000 a	1,965,125
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 a	2,717,906
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	1,025,000 a,b	1,094,187
NRG Energy,
Gtd. Notes	7.38	1/15/17	5,255,000 a	5,281,275
NV Energy,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000 a	3,610,014
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	2,045,000 a	2,034,775
				37,693,893
Environmental Control--.4%
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000 a	1,071,338
Food & Beverages--.8%
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	2,320,000 a	2,366,400
Health Care--15.4%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	7,195,000 a	7,626,700
Biomet,
Gtd. Notes	11.63	10/15/17	13,654,000 a	15,155,940
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	845,000 a	899,925
HCA,
Sr. Unscd. Notes	6.30	10/1/12	4,160,000 a	4,180,800
HCA,
Sr. Unscd. Notes	9.00	12/15/14	4,000,000 a	4,002,856
HCA,
Scd. Notes	9.25	11/15/16	7,320,000 a	7,878,150
Inverness Medical Innovations,

Sr. Unscd. Notes	7.88	2/1/16	1,465,000 a	1,443,025
Inverness Medical Innovations,
Gtd. Notes	9.00	5/15/16	2,640,000 a	2,712,600
				43,899,996
Lodging & Entertainment--10.3%
Ameristar Casinos,
Sr. Unscd. Notes	9.25	6/1/14	1,495,000 a,b	1,558,537
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	630,000 a	570,938
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	1,120,000 a	980,000
Cinemark USA,
Gtd. Notes	8.63	6/15/19	2,225,000 a,b	2,325,125
Easton-Bell Sports,
Sr. Scd. Notes	9.75	12/1/16	310,000 b	322,788
Harrahs Operating,
Sr. Scd. Notes	11.25	6/1/17	4,060,000 a,b	4,268,075
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,359,000 a	2,111,305
MGM Mirage,
Gtd. Notes	6.75	4/1/13	1,416,000 a	1,228,380
MGM Mirage,
Gtd. Notes	7.50	6/1/16	4,150,000 a	3,257,750
MGM Mirage,
Gtd. Notes	8.38	2/1/11	1,084,000 a	1,032,510
MGM Mirage,
Sr. Unscd. Notes	11.38	3/1/18	6,535,000 a,b	5,881,500
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	1,855,000 a,b	1,906,013
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,994,000 a,b	2,083,730
Scientific Games International,
Gtd. Notes	9.25	6/15/19	880,000 a	928,400
Shingle Springs Tribal Gaming
Authority, Sr. Notes	9.38	6/15/15	1,100,000 a,b	841,500
				29,296,551

Machinery--.7%

Terex,
Gtd. Notes	7.38	1/15/14	1,955,000 a	1,986,769
Manufacturing--.6%
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	1,705,000 a	1,717,788
Media--21.5%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	7,215,000 a	7,133,831
CCH II Capital,
Sr. Notes	13.50	11/30/16	7,700,286 a	9,105,588
Cequel Communications Holdings,
Sr. Unscd. Notes	8.63	11/15/17	1,050,000 b	1,065,750
Charter Communications Operating
Capital, Scd. Notes	8.38	4/30/14	2,030,000 a,b,c	2,095,975
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	3,910,000	2,258,025
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	7,266,000	4,795,560
Clear Channel Communications,
Sr. Unscd. Notes	5.50	12/15/16	4,227,000	2,367,120
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	1,280,000	1,020,800
Clear Channel Communications,
Sr. Unscd. Debs.	6.88	6/15/18	2,265,000	1,240,088
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	1,545,000	1,220,550
Dish DBS,
Gtd. Notes	7.13	2/1/16	6,245,000 a	6,408,931
Kabel Deutschland,
Scd. Notes	10.63	7/1/14	2,093,000 a	2,197,650
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	2,110,000 a	2,015,050
LIN Television,
Gtd. Notes	6.50	5/15/13	4,305,000 a	4,175,850
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	99,000 a	74,869
Nexstar Broadcasting,

Gtd. Notes	7.00	1/15/14	314,985 a,b	238,207
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	99,073 c	75,419
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	670,000 a	671,675
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,700,000 a	3,709,250
Salem Communications,
Sr. Scd. Notes	9.63	12/15/16	2,285,000 b	2,404,963
Sinclair Television Group,
Gtd. Notes	8.00	3/15/12	5,405,000 a	5,296,900
Sinclair Television Group,
Sr. Scd. Notes	9.25	11/1/17	1,775,000 a,b	1,854,875
				61,426,926
Mining--2.1%
Drummond,
Sr. Unscd. Notes	7.38	2/15/16	2,115,000 b	2,077,987
Murray Energy,
Gtd. Notes	10.25	10/15/15	390,000 a,b	390,000
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	290,000 a	339,300
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,645,000 a	3,174,000
				5,981,287
Oil & Gas--8.3%
Aquilex Holdings,
Sr. Notes	11.13	12/15/16	500,000 b	501,250
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,490,000 a	2,533,575
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	725,000 a	734,062
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	920,000 a	940,700
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	1,035,000 a	1,060,875
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	3,285,000 a	3,621,712

Cie Generale de
Geophysique-Veritas, Gtd. Notes	9.50	5/15/16	1,660,000 a,b	1,784,500
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,375,000 a	2,410,625
Forest Oil,
Sr. Notes	8.50	2/15/14	1,550,000 a,b	1,627,500
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	3,370,000 a	3,538,500
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	435,000 a	477,413
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	3,240,000	1,790,100
Range Resources,
Gtd. Notes	7.25	5/1/18	890,000 a	912,250
Range Resources,
Gtd. Notes	7.50	10/1/17	800,000 a	828,000
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	1,055,000 a	883,563
				23,644,625
Packaging & Containers--5.0%
Aep Industries,
Sr. Unscd. Notes	7.88	3/15/13	3,755,000 a	3,614,187
BWAY,
Gtd. Notes	10.00	4/15/14	3,570,000 a,b	3,793,125
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	3,775,000 a,b	3,892,969
Plastipak Holdings,
Sr. Notes	10.63	8/15/19	1,095,000 a,b	1,212,713
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	1,610,000 a,b	1,722,700
				14,235,694
Paper & Forest Products--2.5%
Newpage,
Sr. Scd. Notes	11.38	12/31/14	3,230,000 a,b	3,278,450
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	3,605,000 a	2,920,050
Verso Paper Holdings,

Sr. Scd. Notes	11.50	7/1/14	835,000 a,b	922,675
				7,121,175
Pipelines--2.5%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	110,000 a	116,218
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000 a	3,671,975
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	1,000,000 a	1,072,500
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	1,935,000 a	2,278,463
				7,139,156
Real Estate Investment Trusts--.7%
Developers Diversified Realty,
Sr. Unscd. Notes	9.63	3/15/16	1,915,000 a	2,001,522
Retail--7.1%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	2,260,000 a	2,271,300
Ferrellgas Finance Escrow,
Sr. Unscd. Notes	6.75	5/1/14	1,170,000 a	1,158,300
Ferrellgas Partners,
Sr. Notes	9.13	10/1/17	1,370,000 a,b	1,455,625
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	2,310,000 b	2,269,575
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	4,201,000 a	4,137,985
QVC,
Sr. Scd. Notes	7.50	10/1/19	1,440,000 a,b	1,476,000
Rite Aid,
Gtd. Notes	9.50	6/15/17	3,935,000 a	3,443,125
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	3,835,000 a	4,084,275
				20,296,185
Technology--6.0%
First Data,
Gtd. Notes	9.88	9/24/15	1,140,000 a	1,057,350
First Data,

Gtd. Notes	9.88	9/24/15	3,630,000 a	3,403,125
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,000 a	1,030
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	10,485,000 a	11,218,950
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	1,340,000 a	1,482,375
				17,162,830
Telecommunications--17.4%
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	8,410,000 a,b	8,199,750
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	2,814,000 a,b	2,785,860
Digicel Group,
Sr. Unscd. Notes	12.00	4/1/14	780,000 a,b	869,700
Intelsat Bermuda,
Gtd. Notes	11.25	2/4/17	4,935,000 a,b,c	4,972,012
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	7,255,000 a	7,889,812
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	5,790,000 a,b	5,992,650
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	3,110,000 a	3,389,900
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	1,095,000 a	1,209,975
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	12,485,000 a,b	13,702,288
Wind Acquisition Finance,
Gtd. Bonds	12.00	12/1/15	575,000 a,b	618,125
				49,630,072
Textiles & Apparel--2.2%
Invista,
Sr. Unscd. Notes	9.25	5/1/12	4,405,000 a,b	4,493,100
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,580,000 a	1,666,900
				6,160,000
Transportation--1.4%

Bristow Group,
Gtd. Notes	7.50	9/15/17	225,000 a	223,875
General Maritime,
Sr. Unscd. Notes	12.00	11/15/17	2,360,000 b	2,469,150
Navios Maritime Holdings,
Notes	8.88	11/1/17	910,000 b	949,812
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	350,000	324,188
				3,967,025
Total Bonds and Notes
(cost $376,518,697)				395,592,513

Preferred Stocks--.0%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $2,256,546)			2,182 [a,d]	2,182

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,397,000)			2,397,000 [e]	2,397,000

Total Investments (cost $381,172,243)			139.7%	397,991,695
Liabilities, Less Cash and Receivables			(39.7%)	(113,038,107)
Net Assets			100.0%	284,953,588

a	Collateral for Revolving Credit and Security Agreement.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities had a total market value of $118,262,716 or 41.5% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Illiquid security, fair valued by management. At the period end, the value of this security amounted to $2,182 or
0.001% of net assets. The valuation of this security has been determined in good faith under the direction of the
Board of Trustees.
e	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $381,172,243.

Net unrealized appreciation on investments was $16,819,452 of which $24,555,925 related to appreciated investment securities and $7,736,473 related to depreciated investment securities.

100-605-05 12-31-2009
At December 31, 2009, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Foreign Forward Currency	Currency			Appreciation
Exchange Contracts	Amount	Proceeds ($)	Value ($)	at 12/31/2009 ($)
Sale
Euro, expiring 1/29/2010	140,000	203,455	200,858	2,597

Dreyfus High Yield Strategies Fund 100-605-05 12-31-2009

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds	-	395,592,513	-	395,592,513
Equity Securities - Domestic+	-	-	2,182	2,182
Mutual Funds	2,397,000	-	-	2,397,000
Other Financial Instruments++	-	2,597	-	2,597
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investment for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investment in Preferred
Stocks ($)
Balance as of 3/31/2009	21,823
Realized gain (loss)	-
Change in unrealized appreciation	(19,641)
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 12/31/2009	2,182

Dreyfus High Yield Strategies Fund 100-605-05 12-31-2009

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates, among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)